Operating profit (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Information About Profit Loss

The following items have been included in operating profit:	2023 £m	2022 £m	2021 £m
Employee costs (Note 9)	8,473	7,693	7,680
Advertising	835	735	433
Distribution costs	199	192	169
Depreciation of property, plant and equipment	892	885	855
Impairment of property, plant and equipment, net of reversals	17	70	87
Depreciation of right of use assets	190	176	179
Impairment of right of use assets	10	40	5
Amortisation of intangible assets	1,212	1,086	1,088
Impairment of intangible assets, net of reversals	418	365	435
Impairment of tangible and intangible assets held for sale, net of reversals	23	–	1
Net foreign exchange (gains)/losses	11	11	(4)
Inventories:
Cost of inventories included in cost of sales	6,576	6,137	5,885
Write-down of inventories	979	687	800
Reversal of prior year write-down of inventories	(598)	(483)	(325)
Short-term lease charge	8	6	7
Low-value lease charge	2	2	3
Variable lease payments	17	9	10
Fees payable to the company’s auditor and its associates in relation to the Group (see below)	22.0	26.9	31.7

Summary of Auditors Remuneration

Fees payable to the company’s auditor and its associates:	2023 £m	2022 £m	2021 £m
Audit of parent company and consolidated financial statements including attestation under s.404 of Sarbanes-Oxley Act 2002	10.2	10.9	13.2
Audit of the company’s subsidiaries	10.2	9.7	14.5
Total audit services	20.4	20.6	27.7
Audit-related and other assurance services	1.6	6.3	4.0
Total audit services, audit-related and other assurance services	22.0	26.9	31.7
In addition to the above, fees paid to the auditor in respect of the GSK pension schemes were:

	2023 £m	2022 £m	2021 £m
Audit	0.2	0.2	0.2